Valued Advisers Trust

Summitry Equity Fund

GGEFX

(the “Fund”)

Supplement dated July 7, 2026 to the

Summary Prospectus, Prospectus and Statement of Additional Information of the Fund,

dated June 1, 2026

Portfolio Management Team

Effective June 30, 2026, all references to Colin Higgins and Matthew Gordon as portfolio managers of the Fund are hereby deleted in their entirety.

You should retain this Supplement for future reference.